Goodwill, Intangibles and Other Assets	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Goodwill Intangible Assets And Other Assets [Abstract]
Goodwill, Intangibles and Other Assets

6. Goodwill and Intangible Assets

Goodwill
The following table sets forth the change in the carrying amount of goodwill for the Company during the period (in thousands):

	2015	2014
Balance at September 30,	$496,415	$466,206
Acquisition of RSG	617,715	—
Other Acquisitions	50,709	24,309
Translation and Other Adjustments	(2,728)	(1,190)
Balance at December 31,	$1,162,111	$489,325
In the current period, the change in the carrying amount of goodwill is attributable to the company’s acquisitions of RSG and the other acquisitions (see Note 2).
Intangible Assets
In connection with the acquisition of RSG and other acquisitions, we recorded intangible assets of $382 million, which includes $63 million of indefinite lived trademarks and $319 million of customer relationships. The weighted-average useful lives of the acquired assets are 18.96 years for customer relationships.
Intangible assets and other assets consisted of the following (in thousands):

	December 31, 2015	September 30, 2015	December 31, 2014	Weighted- Average Remaining Life
Amortizable intangible assets:
Non-compete agreements	$2,824	$2,824	$2,824	4.36
Customer relationships	542,187	191,852	190,388	18.96
Trademarks	1,100	1,100	700	4.03
Beneficial lease arrangements	610	610	610
	546,721	196,386	194,522
Less: Accumulated amortization	(132,294)	(119,081)	(106,999)
	414,427	77,305	87,523
Indefinite lived trademarks	73,050	9,750	9,750
Other assets	1,270	1,233	10,916
	$488,747	$88,288	$108,189
During the period ended December 31, 2015, we recorded amortization expense in relation to the above-listed intangible assets of $15.1 million. During the period ended December 31, 2014, we recorded amortization expense of $3.6 million. The following table presents the estimated annual amortization expense for these intangible assets (in thousands):

2016 (Jan – Sept)	$52,776
2017	75,154
2018	61,766
2019	49,778
2020	39,891
Thereafter	135,062
$414,427

3. Goodwill, Intangibles and Other Assets

A summary of changes in the Company’s goodwill during the years ended September 30, 2015 and 2014 is as follows (in thousands):

	September 30, 2013	Acquisitions	Dispositions	Translation and Other Adjustments	September 30, 2014	Acquisitions	Dispositions	Translation and Other Adjustments	September 30, 2015
Goodwill	469,203	—	—	(2,997)	466,206	34,465	—	(4,256)	496,415
There have been no impairments of our goodwill.
Intangibles and other assets, included in other long-term assets, consisted of the following:

	September 30, 2015	September 30, 2014	Weighted Average Remaining Life
Amortizable intangible assets:
Non-compete agreements	$2,824	$2,824	4.25
Customer relationships	191,852	162,599	15.10
Trademarks	1,100		4.28
Beneficial lease arrangements	610	610
	196,386	166,033
Less: accumulated amortization	(119,081)	(101,727)
	77,305	64,306
Indefinite-lived trademarks	9,750	9,750
Other assets	1,233	4,237
Total other assets, net	$88,288	$78,293
Amortization expense related to intangible assets amounted to approximately $16.2 million, $14.1 million, and $15.1 million in 2015, 2014, and 2013, respectively. The intangible lives range from one to twenty years and the weighted average remaining life was 14.6 years at September 30, 2015.
Estimated future annual amortization for the above intangible assets as of September 30, 2015 is as follows:

Year ending September 30,	Future Amortization
2016	13,235
2017	12,389
2018	10,312
2019	8,396
2020	6,905
Thereafter	26,068
Total future amortization	$77,305